CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 21,393	$ (21,702)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,453	4,136
Share-based compensation	63,166	51,243
Changes in operating assets and liabilities:
Accounts receivable, net	(1,691)	(1,910)
Prepaid expenses and other assets	(15,199)	5,987
Accounts payable	21,668	3,596
Accrued expenses and other liabilities	2,710	(148)
Deferred revenue	50,249	49,115
Net cash provided by operating activities	147,749	90,317
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,964)	(4,684)
Capitalized software development costs	(1,070)	(1,019)
Net cash used in investing activities	(7,034)	(5,703)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	19,324	10,353
Receipt of tax advance relating to exercises of share options and RSUs, net	14,075	8,516
Net cash provided by financing activities	33,399	18,869
INCREASE IN CASH, AND CASH EQUIVALENTS	174,114	103,483
CASH AND CASH EQUIVALENTS - Beginning of period	1,116,128	885,894
CASH AND CASH EQUIVALENTS - End of period	1,290,242	989,377
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	212	94
Capitalized share-based compensation costs	648	956
Right-of-use asset recognized with corresponding lease liability	$ 8,753	$ 263